Segmental analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Profit from operations		2,736	(15,751)	10,523
Net finance costs		(1,098)	(1,895)	(1,641)
Share of post-tax results of associates and joint ventures		1,900	585	442
Profit/(loss) before taxation		3,538	(17,061)	9,324
Taxation on ordinary activities		(357)	2,872	(2,478)
Profit/(loss) for the year		3,181	(14,189)	6,846
Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		27,151	28,096
Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		12,439	12,789
Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(1,284)	(813)
Profit from operations		(549)	(324)
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,890	12,465	12,408
Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(9,154)	(28,216)	(1,885)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		25,867	27,283	27,655
Profit from operations		2,736	(15,751)	10,523
Net finance costs		(1,098)	(1,895)	(1,641)
Share of post-tax results of associates and joint ventures		1,900	585	442
Profit/(loss) before taxation		3,538	(17,061)	9,324
Taxation on ordinary activities		(357)	2,872	(2,478)
Profit/(loss) for the year		3,181	(14,189)	6,846
U.S. | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,592	12,065
U.S. | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,580	6,863
U.S. | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(314)	(71)
Profit from operations		(194)	(42)
U.S. | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,386	6,821	6,835
U.S. | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(2,299)	(27,602)	(630)
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		11,278	11,994	12,639
Profit from operations		4,087	(20,781)	6,205
AME | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		9,764	9,989
AME | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,512	3,547
AME | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(523)	(198)
Profit from operations		(192)	(87)
AME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,320	3,460	3,348
AME | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(6,784)	(266)	(422)
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		9,241	9,791	9,287
Profit from operations		(3,464)	3,194	2,926
APMEA | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		5,795	6,042
APMEA | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,347	2,379
APMEA | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(447)	(544)
Profit from operations		(163)	(195)
APMEA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		2,184	2,184	2,225
APMEA | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(71)	(348)	(833)
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,348	5,498	5,729
Profit from operations		£ 2,113	£ 1,836	£ 1,392

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.